Long-term royalty payable - Continuity Schedule of Long-term Royalty Payable (Details) - USD ($)	1 Months Ended	12 Months Ended		24 Months Ended
	Jan. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Jan. 11, 2016
Long-Term Debt [Roll Forward]
Current portion		$ (6,091,000)	$ (2,390,000)	$ (6,091,000)
Long-term portion		14,844,000	16,641,000	14,844,000
Royalty agreement
Debt Instrument [Line Items]
Prepayment		3,009,000	10,935,000
Long-Term Debt [Roll Forward]
Balance, beginning of year	$ 21,562,000	19,031,000	21,562,000	21,562,000
Accretion expense		4,135,000	3,168,000
Repayment		(3,009,000)	(10,935,000)
Additional finance charge from prepayment		778,000	5,236,000
Balance, end of year		20,935,000	19,031,000	20,935,000
Current portion		(6,091,000)	(2,390,000)	(6,091,000)
Long-term portion		14,844,000	16,641,000	14,844,000
Cartesian Capital Group
Debt Instrument [Line Items]
Annual royalties, percent of annual revenue (equal to or greater of)	15.00%
Cumulative royalties threshold for royalty payment	$ 15,000
Cartesian Capital Group | Royalty agreement
Debt Instrument [Line Items]
Prepayment				12,204,000
Long-Term Debt [Roll Forward]
Repayment				$ (12,204,000)
Cartesian Capital Group | Loans payable | Tranche I Financing
Debt Instrument [Line Items]
Finance agreement amount					$ 17,500,000
Effective rate on debt					23.00%
Industrial Business Segment | Royalty agreement
Debt Instrument [Line Items]
Prepayment			9,435,000
Long-Term Debt [Roll Forward]
Repayment			$ (9,435,000)
CNG Compressor Business | Royalty agreement
Debt Instrument [Line Items]
Prepayment		1,045,000
Long-Term Debt [Roll Forward]
Repayment		$ (1,045,000)